TAX (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax for the year
Current tax for the year	$ 600	$ 400	$ 900
Adjustments related to previous years	(100)	100	(400)
Adjustment of deferred tax	(100)
Income tax charge for the year	400	500	500
Tonnage tax charge for the year	900	900	300
Total	$ 1,344	$ 1,415	$ 784